Equity-Based Compensation - Employee Stock Purchase Plan (Details) - Employee Stock Purchase Plan	1 Months Ended
May 31, 2022 shares
Equity-Based Compensation
Number of offering periods per year	2 years
Percentage of number of all common stock outstanding considered for automatic increase of shares available for purchase under the plan	1.00%
Maximum | Class A common stock
Equity-Based Compensation
Common stock available for issuance	11,068,989